VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER: GROWTH PORTFOLIO DATED APRIL 30, 1997 SUPPLEMENT TO THE
PROSPECTUS
The original class of shares (Initial Class) of the fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of the fund is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
The fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of the fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of the fund are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). You may obtain more information about Service Class shares, which are not offered through this prospectus, from your insurance company or by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information supplements the similar information found under the heading "Charter" in the "The Fund in Detail" section. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Fund in Detail" section.
Dick Habermann is Vice President and lead manager of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, both of which he has managed since March 1996. He also manages several other Fidelity funds. Previously, he was division head for international equities and director of international research from 1991 to 1996. Mr. Habermann joined Fidelity in 1968.
Charles Morrison is Vice President and manager of VIP II: Asset Manager Portfolio's and VIP II: Asset Manager: Growth Portfolio's fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
Steve Snider is manager of the equity investments of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, positions he has held since October 1997. He also manages trust accounts for Fidelity Management Trust Company (FMTC). Mr. Snider joined Fidelity in 1992 as a quantitative analyst. Since then, he has worked as a manager and a Vice President for FMTC.
John Todd is Vice President of VIP II: Asset Manager Portfolio and VIP
II: Asset Manager: Growth Portfolio and manager of each fund's money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
The following information replaces the similar information found under the heading "Transaction Details" in the "Account Policies" section.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.

VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO
DATED APRIL 30, 1997 SUPPLEMENT TO THE PROSPECTUS
The original class of shares (Initial Class) of the fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of the fund is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
The fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of the fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of the fund are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). You may obtain more information about Service Class shares, which are not offered through this prospectus, from your insurance company or by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information supplements the similar information found under the heading "Charter" in the "The Fund in Detail" section. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Fund in Detail" section.
Dick Habermann is Vice President and lead manager of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, both of which he has managed since March 1996. He also manages several other Fidelity funds. Previously, he was division head for international equities and director of international research from 1991 to 1996. Mr. Habermann joined Fidelity in 1968.
Charles Morrison is Vice President and manager of VIP II: Asset Manager Portfolio's and VIP II: Asset Manager: Growth Portfolio's fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
Steve Snider is manager of the equity investments of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, positions he has held since October 1997. He also manages trust accounts for Fidelity Management Trust Company (FMTC). Mr. Snider joined Fidelity in 1992 as a quantitative analyst. Since then, he has worked as a manager and a Vice President for FMTC.
John Todd is Vice President of VIP II: Asset Manager Portfolio and VIP
II: Asset Manager: Growth Portfolio and manager of each fund's money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
The following information replaces the similar information found under the heading "Transaction Details" in the "Account Policies" section.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO DATED APRIL 30, 1997 SUPPLEMENT TO THE PROSPECTUS
The original class of shares (Initial Class) of the fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of the fund is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
The fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of the fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of the fund are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). You may obtain more information about Service Class shares, which are not offered through this prospectus, from your insurance company or by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information supplements the similar information found under the heading "Charter" in the "The Fund in Detail" section. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Fund in Detail" section.
Will Danoff is Vice President and manager of VIP II: Contrafund Portfolio, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as an analyst and manager.
The following information replaces the similar information found under the heading "Transaction Details" in the "Account Policies" section.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II VARIABLE INSURANCE PRODUCTS FUND
III:
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, ASSET
MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES,
CONTRAFUND, GROWTH,
OVERSEAS PORTFOLIOS
SUPPLEMENT TO THE APRIL 30, 1997 PROSPECTUS
The original class of shares (Initial Class) of each fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of each fund, except Index 500 Portfolio, Investment Grade Bond Portfolio, and Money Market Portfolio, is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
Each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of each fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). You may obtain more information about Service Class shares, which are not offered through this prospectus, from your insurance company or by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information replaces the similar information found under the heading "Charter" in the "The Funds in Detail" section.
With respect to funds of VIP and VIP II, your insurance company is entitled to one vote for each share it owns. With respect to funds of VIP III, the number of votes your insurance company is entitled to is based upon the dollar value of its investment. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
(solid bullet)Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios.
(solid bullet)Fidelity Management & Research (Far East) Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Barry Coffman is Vice President and manager of VIP: High Income Portfolio, which he has managed since August 1990. He also co-manages several other Fidelity funds. Mr. Coffman joined Fidelity as an analyst in 1986.
Dick Habermann is Vice President and lead manager of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, both of which he has managed since March 1996. He also manages several other Fidelity funds. Previously, he was division head for international equities and director of international research from 1991 to 1996. Mr. Habermann joined Fidelity in 1968.
Charles Morrison is Vice President and manager of VIP II: Asset Manager Portfolio's and VIP II: Asset Manager: Growth Portfolio's fixed-income investments, which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
Steve Snider is manager of the equity investments of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, positions he has held since October 1997. He also manages trust accounts for Fidelity Management Trust Company (FMTC). Mr. Snider joined Fidelity in 1992 as a quantitative analyst. Since then, he has worked as a manager and a Vice President for FMTC.
John Todd is Vice President of VIP II: Asset Manager Portfolio and VIP
II: Asset Manager: Growth Portfolio and manager of each fund's money market investments, which he has managed since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
Bettina Doulton is Vice President and lead manager of VIP III:
Balanced Portfolio, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst, and manager.
John Avery is associate manager of VIP III: Balanced Portfolio, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Kevin Grant is Vice President and manager of VIP II: Investment Grade Bond Portfolio, which he has managed since February 1997. He also is Vice President of VIP III: Balanced Portfolio and manager of its fixed-income investments since March 1996. He also manages several other Fidelity funds. Prior to joining Fidelity as a manager in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Stephen Petersen is Vice President and manager of VIP: Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.
Beth Terrana is Vice President and manager of VIP III: Growth & Income Portfolio, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant, and manager.
George Vanderheiden is Vice President and manager of VIP III: Growth Opportunities Portfolio, which he has managed since January 1995. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971; he has worked as a portfolio manager since 1980. Will Danoff is Vice President and manager of VIP II: Contrafund Portfolio, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as an analyst and manager.
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
Richard Mace is Vice President and manager of VIP: Overseas Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.
The following information supplements the information found under the heading "Investment Principles and Risks" in the "The Funds in Detail" section.
FMR normally invests each fund's assets according to its investment strategy. High Income, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios also reserve the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Investment Grade Bond Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
The following information replaces the "Restrictions" for "Equity Securities" and "Exposure to Foreign Markets," respectively, found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
RESTRICTIONS: With respect to 75% of its total assets, each fund (excluding Money Market) may not purchase more than 10% of the outstanding voting securities of any issuer. High Income may invest up to 20% of its total assets in common stocks and other equity securities.
RESTRICTIONS: FMR limits the amount of each of High Income, Equity-Income, Growth, Investment Grade Bond, Asset Manager and Index 500 Portfolios' assets that may be invested in foreign securities to 50%. However, pursuant to certain state insurance regulations, each such fund and each of Money Market, Overseas, Asset Manager: Growth, Balanced, Growth Opportunities, and Contrafund Portfolios may not invest more than 20% of its assets in any one foreign country. Each of these funds may have an additional 15% invested in securities of issuers located in any one (but only one) of the following countries:
Australia, Canada, France, Japan, the United Kingdom, or Germany.
The following information supplements the information found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in the U.S. markets.
The following information replaces the similar information found under the heading "Breakdown of Expenses" in the "The Funds in Detail" section.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for Money Market, High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios. Each fund also pays OTHER EXPENSES, which are explained on page 31.
The following information replaces the similar information found under the heading "Management Fee" in the "The Funds in Detail" section.
On behalf of High Income, Asset Manager: Growth, Balanced, Growth Opportunities, Growth & Income, Contrafund, and Overseas Portfolios, the sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
The following information replaces the similar information found under the heading "Transaction Details" in the "Account Policies" section.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
The following information supplements the disclosure regarding Index 500 Portfolio.
SHAREHOLDER MEETING. On or about November 19, 1997, a shareholder meeting will be held to consider the adoption of a sub-advisory agreement with Bankers Trust Company (BT), to consider amendments to the fund's present management contract, and to consider another proposal. If shareholders of record on September 22, 1997 approve the sub-advisory agreement and the amended management contract, Fidelity Management & Research Company (FMR) would continue to serve as the fund's manager and investment adviser, but would delegate part of its duties to BT. As sub-advisor, BT would have day-to-day responsibilities for managing the fund's investments. BT would also provide custodial and securities lending services to the fund. FMR would be responsible for overseeing BT's performance and would retain its other management responsibilities, subject to oversight by the Board of Trustees. All other fund services, including shareholder account services, would be unchanged.
The proposed amendment to the fund's management contract with FMR would amend the contract to allow for the appointment of a sub-advisor to the fund and to reduce the management fee rate from an annual rate of 0.28% of the fund's average net assets to an annual rate of 0.24% of the fund's average net assets.
BT is a major institutional money manager and one of the nation's leading managers of index funds with over 20 years' experience in managing investments indexed to the S&P 500(registered trademark) and other indices. BT's commitment to the specialized area of index account management allows it to provide index fund portfolio management services at a lower cost than if FMR provided these services itself.
If you wish to receive a proxy statement, please call 1-800-843-3001.

SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUND:
MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO, EQUITY-INCOME
PORTFOLIO,
GROWTH PORTFOLIO, AND OVERSEAS PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO, CONTRAFUND PORTFOLIO, INDEX 500 PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO, AND ASSET MANAGER: GROWTH PORTFOLIO VARIABLE INSURANCE PRODUCTS FUND III:
BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO,
AND GROWTH OPPORTUNITIES PORTFOLIO
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 1997
The original class of shares (Initial Class) of each fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of each fund, except Index 500 Portfolio, Investment Grade Bond Portfolio, and Money Market Portfolio, is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
Effective October 31, 1997, each fund (or each class thereof, as applicable) will no longer pay the transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an account fee of $125 for each account. Each fund (or each class thereof, as applicable) will, however, continue to pay FIIOC an asset-based fee of 0.050% for each account.
THE FOLLOWING INFORMATION REPLACES THE RESPECTIVE NON-FUNDAMENTAL INVESTMENT LIMITATIONS FOR MONEY MARKET PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC. THE FOLLOWING INFORMATION REPLACES THE RESPECTIVE NON-FUNDAMENTAL INVESTMENT LIMITATION FOR HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, GROWTH & INCOME, BALANCED, GROWTH OPPORTUNITIES, INVESTMENT GRADE BOND, ASSET MANAGER, INDEX 500, CONTRAFUND, AND ASSET MANAGER:
GROWTH PORTFOLIOS FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION.
(vi) Each fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to (i) securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC. THE FOLLOWING INFORMATION SUPPLEMENTS THE LIST OF NON-FUNDAMENTAL INVESTMENT LIMITATIONS FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
(viii) (for Balanced and Growth Opportunities Portfolios) Each fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "PORTFOLIO TRANSACTIONS" SECTION, AND THROUGHOUT THE SECTION, REFERENCES TO FIDELITY BROKERAGE SERVICES, INC. (FBSI) ARE REPLACED WITH REFERENCES TO NATIONAL FINANCIAL SERVICES CORPORATION (NFSC).
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (FBS), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE FIRST PARAGRAPH OF THE "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" SECTION.
The NYSE has designated the following holiday closings for 1997 and 1998: New Year's Day, Martin Luther King's Birthday (in 1998), Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "FMR" SECTION.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION. IN ADDITION, MR. EDWARD H. MALONE IS DELETED AS TRUSTEE AND MR. KENNETH A. RATHGEBER IS DELETED AS TREASURER.
ROBERT M. GATES (54), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum for International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates serves as a member of the corporate board for Lucas Varity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997), and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc.
(1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp. Mr. Pozen currently serves as a Trustee for only Variable Insurance Products Fund III. DWIGHT D. CHURCHILL (43), is Vice President of Bond Funds, Group Leader of the Bond Group, and Senior Vice President of FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments. Prior to joining Fidelity, he spent three years as president and CEO of CSI Asset Management, Inc. in Chicago, an investment management subsidiary of The Prudential. BOYCE I. GREER (41), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), and Senior Vice President of FMR (1997). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997). Prior to 1993, Mr. Greer was an associate portfolio manager.
BART A. GRENIER (38), is Vice President of certain High-Income Bond Funds (1997). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group research and as Director of U.S. Equity research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.
ABIGAIL P. JOHNSON (35), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds.
RICHARD A. SPILLANE, JR. (46), is Vice President of certain Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane was Chief Investment Officer for Fidelity International, Limited. Prior to that position, Mr. Spillane served as Director of Research.
RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (52), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION.
J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997), and President and Chief Executive Officer of the Fidelity Institutional Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE FIRST PARAGRAPH OF THE "CONTRACTS WITH FMR AFFILIATES" SECTION.
The fee for Growth & Income and Growth Opportunities Portfolios is limited to a minimum of $60,000 and a maximum of $800,000 per year. THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY" IN THE "DESCRIPTION OF THE TRUSTS" SECTION.
Claims asserted against one class of shares of a fund may subject holders of another class of shares of that fund to certain liabilities.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "VOTING RIGHTS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION. Shareholders of Balanced Portfolio, Growth & Income Portfolio, and Growth Opportunities Portfolio receive one vote for each dollar value of net asset value they own.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "VOTING RIGHTS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION.
Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the funds of Variable Insurance Products Fund and Variable Insurance Products Fund II, or if approved by vote of the holders of a majority of Variable Insurance Products Fund III or its funds, as determined by the current value of each such shareholder's investment in such trust or fund.